UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  May 31, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2010

Investment Adviser

Gerstein, Fisher & Associates, Inc.
100 William Street, Suite 1825
New York, New York  10038

Phone: 800-473-1155
www.gersteinfisher.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	9
STATEMENT OF ASSETS AND LIABILITIES	16
STATEMENT OF OPERATIONS	17
STATEMENT OF CHANGES IN NET ASSETS	18
FINANCIAL HIGHLIGHTS	19
NOTES TO FINANCIAL STATEMENTS	20
BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	25
ADDITIONAL INFORMATION	28

Dear Fellow Shareholders,

The first half of 2010 has been a volatile year for equities, continuing the trends of 2008 and 2009 for extreme moves in the market.  After a positive first quarter, U.S. equities were cumulatively down over 10% in May and June.  Despite this continued unpredictability, we continue to be firm believers in the long-term prospects of investing in equities using a systematic, research-based strategy.

The core methodology behind our fund is the creation of a baseline all-cap growth index portfolio with additional exposures to targeted, systematic risk factors, primarily size (overweighting smaller companies), value (overweighting those companies in the growth universe with the lowest price-to-book and other valuation metrics), and momentum (overweighting those companies that have demonstrated dramatic recent outperformance relative to the general market).

As expected, when we run risk factor exposure analytics on our current holdings, our greatest exposures relative to the broad growth universe are momentum, size (small cap tilt), and value.  At the same time, our industry exposures are extremely close to their index benchmark weights, reflecting our commitment to provide our investors with exposures to only those risks that have statistically demonstrated historical returns over and above those of the broad equity market.

As volatile as overall equity prices have been so far this year, individual risk factors have been just as volatile relative to one another.  For example, within the small cap exposure of our fund, the first and second quarters of 2010 represented very different experiences.  From the end of January 31, 2010 to April 30, 2010, small cap equities (represented by the Russell 2000 Index) outperformed their large-cap counterparts (represented by the Russell 1000 Index) by nearly 8%.  In May and June, the opposite was true, with small-cap equities trailing larger companies by almost 2%.

Value has had a similarly rocky return relative to growth in the first half of 2010.  Value equities (represented by the Russell 3000 Value Index) notably outperformed the growth universe (represented by the Russell 3000 Growth Index) in March and April, but otherwise lagged in the remainder of the first and second quarters.

These fluctuations in factor returns, leading to a relative over- or under-performance of the fund relative to its benchmark are why we view the Gerstein Fisher Multi-Factor Growth Equity Fund as a component of a broader equity portfolio.  We seek to capture this volatility, both positive and negative, to allow our investors controlled exposure to these sources of long-term compensated risk potential.

We take our responsibility and the continued trust with your investments in our fund and strategies very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

Gregg S. Fisher, CFA, CFP®
President and Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.  The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe.  The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  An investment cannot be made directly in an index.

Price-to-book ratio is the stock price divided by a company’s book value (assets minus liabilities) per share.

Must be preceded or accompanied by a prospectus

The Gerstein Fisher Multi-Factor Growth Equity Fund is distributed by Quasar Distributors, LLC.

Gerstein Fisher Multi-Factor Growth Equity Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10–5/31/10.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee of 1.00% of the net amount of the redemption if you redeem your shares of the Fund within sixty days of purchase.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Multi-Factor Growth Equity Fund
Expense Example (Continued)
(Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2010 -
	January 1, 2010	May 31, 2010	May 31, 2010*
Actual	$1,000.00	$ 967.00	$5.05
Hypothetical (5% return
before expenses)	$1,000.00	$1,015.56	$5.17

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the period from January 1, 2010 through May 31, 2010.

Gerstein Fisher Multi-Factor Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, exchange-traded funds (“ETFs”) that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may also sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings
% of Investments

Total Returns as of May 31, 2010

	Gerstein Fisher	Russell 3000
	Multi-Factor	Growth
	Growth Equity	Index
Since Inception (12/31/09)	(3.30)%	(1.74)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling

Continued

Gerstein Fisher Multi-Factor Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

800-473-1155 or by visiting our web site at www.gersteinfisher.com. The Fund imposes a 1.00% redemption fee on shares held less than 60 days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments

May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS – 94.83%
Accommodation – 0.73%
Orient-Express Hotels Ltd. (a)	9,755	$98,428
Red Lion Hotels Corp. (a)	22,390	147,550
Wyndham Worldwide Corp.	6,180	145,848
		391,826
Administrative and Support Services – 0.19%
On Assignment, Inc. (a)	18,680	103,300

Air Transportation – 0.98%
PHI, Inc. (a)	5,730	101,020
Southwest Airlines Co.	34,029	423,321
		524,341
Ambulatory Health Care Services – 0.21%
American Dental Partners, Inc. (a)	9,430	113,066

Apparel Manufacturing – 0.29%
Perry Ellis International, Inc. (a)	6,523	156,943

Beverage and Tobacco Product Manufacturing – 3.67%
PepsiCo, Inc.	31,138	1,958,269

Broadcasting (except Internet) – 0.24%
Gaylord Entertainment Co. (a)	4,819	128,137

Chemical Manufacturing – 12.74%
Amgen, Inc. (a)	12,937	669,878
Colgate Palmolive Co.	16,551	1,292,468
Green Plains Renewable Energy Inc. (a)	9,504	105,589
Johnson & Johnson	43,494	2,535,700
KV Pharmaceutical Co. (a)	72,950	97,753
Monsanto Co.	4,895	249,009
Mosaic Co.	2,750	126,967
Procter & Gamble Co.	28,098	1,716,507
		6,793,871
Clothing and Clothing Accessories Stores – 0.32%
Dillard’s, Inc.	5,896	169,156

Computer and Electronic Product Manufacturing – 15.86%
Apple, Inc. (a)	7,285	1,873,411
Cisco Systems, Inc. (a)	69,259	1,604,038
Hewlett Packard Co.	26,494	1,218,989
Intel Corp.	54,326	1,163,663

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Computer and Electronic Product Manufacturing – 15.86% (Continued)
International Business Machines Corp.	15,533	$1,945,664
Mettler Toledo International, Inc. (a)	3,206	367,183
Photronics, Inc. (a)	22,708	114,903
Vishay Intertechnology, Inc. (a)	19,089	172,755
		8,460,606
Construction of Buildings – 1.07%
Beazer Homes USA, Inc. (a)	25,335	125,915
NVR, Inc. (a)	449	307,691
Standard Pacific Corp. (a)	27,419	138,466
		572,072
Credit Intermediation and Related Activities – 4.04%
AmeriCredit Corp. (a)	3,905	84,426
Ameriprise Financial, Inc.	3,279	130,471
Capital One Financial Corp.	1,596	65,915
CapitalSource, Inc.	12,029	54,612
Columbia Banking System, Inc.	6,038	134,829
East West Bancorp, Inc.	7,096	120,632
Financial Institutions, Inc.	5,793	110,531
Nara Bancorp, Inc. (a)	14,372	109,658
Nelnet, Inc.	6,739	133,432
NewStar Financial, Inc. (a)	19,496	135,107
Santander BanCorp (a)	10,070	112,281
SLM Corp. (a)	7,526	83,614
Visa, Inc.	6,945	503,235
Waterstone Financial, Inc. (a)	33,720	123,752
Webster Financial Corp.	7,096	135,888
Wintrust Financial Corp.	3,279	116,929
		2,155,312
Data Processing, Hosting and Related Services – 1.74%
Automatic Data Processing Inc.	22,710	928,385

Educational Services – 0.67%
Strayer Education, Inc.	1,478	354,720

Fabricated Metal Product Manufacturing – 0.17%
BE Aerospace, Inc. (a)	3,344	90,689

Food Manufacturing – 0.48%
Imperial Sugar Co.	9,862	104,142
Omega Protein Corp. (a)	22,004	97,478
Smithfield Foods, Inc. (a)	3,283	56,599
		258,219

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Food Services and Drinking Places – 3.96%
Benihana, Inc. (a)	24,801	$144,094
Biglari Holdings, Inc. (a)	1,179	358,534
Landry’s Restaurants, Inc. (a)	6,680	160,119
McDonalds Corp.	17,776	1,188,681
O’Charleys, Inc. (a)	15,908	118,515
Ruby Tuesday, Inc. (a)	13,312	143,237
		2,113,180
Furniture and Related Product Manufacturing – 0.33%
Furniture Brands International, Inc. (a)	22,642	177,287

General Merchandise Stores – 3.85%
Tuesday Morning Corp. (a)	26,765	151,490
Wal-Mart Stores, Inc.	37,620	1,902,067
		2,053,557
Health and Personal Care Stores – 1.84%
Express Scripts, Inc. (a)	3,788	381,073
Medco Health Solutions, Inc. (a)	10,454	602,673
		983,746
Insurance Carriers and Related Activities – 3.78%
American International Group, Inc. (a)	2,421	85,655
Assured Guaranty Ltd.	7,080	118,944
CNA Financial Corp. (a)	2,491	64,965
CNO Financial Group, Inc. (a)	19,405	108,862
FBL Financial Group, Inc.	5,499	134,341
Genworth Financial, Inc. (a)	6,216	96,907
Independence Holding Co.	14,080	101,939
Lincoln National Corp.	3,741	98,987
MGIC Investment Corp. (a)	15,073	141,083
National Financial Partners Corp. (a)	10,662	148,628
National Western Life Insurance Co.	2,150	359,050
PMI Group, Inc. (a)	28,169	132,113
Principal Financial Group, Inc.	2,787	75,779
Prudential Financial, Inc.	3,934	227,031
Radian Group, Inc.	11,642	119,680
		2,013,964
Machinery Manufacturing – 0.84%
Allis-Chalmers Energy, Inc. (a)	32,950	94,896
Flowserve Corp.	2,391	227,384
Twin Disc, Inc.	9,930	127,402
		449,682
Merchant Wholesalers, Durable Goods – 1.33%
WW Grainger, Inc.	6,945	706,654

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Merchant Wholesalers, Nondurable Goods – 0.19%
Chiquita Brands International, Inc. (a)	8,140	$100,529

Mining (except Oil and Gas) – 0.58%
Freeport-McMoRan Copper & Gold Inc.	4,384	307,099

Miscellaneous Manufacturing – 6.95%
3M Co.	14,861	1,178,626
Baxter International, Inc.	15,990	675,258
CR Bard, Inc.	10,778	872,695
Edwards Lifesciences Corp. (a)	13,704	692,463
Fuqi International, Inc. (a)	11,922	110,278
Intuitive Surgical, Inc. (a)	548	176,878
		3,706,198
Miscellaneous Store Retailers – 0.23%
Ashland, Inc.	2,284	122,445

Motor Vehicle and Parts Dealers – 1.75%
AutoZone, Inc. (a)	3,128	597,073
Lithia Motors, Inc. (a)	18,981	155,075
West Marine, Inc. (a)	16,150	179,749
		931,897
Nonstore Retailers – 0.71%
Amazon.com, Inc. (a)	3,025	379,516

Oil and Gas Extraction – 0.18%
Geokinetics, Inc. (a)	17,802	94,885

Other Information Services – 2.58%
Google, Inc. (a)	2,076	1,007,234
Yahoo, Inc. (a)	23,976	367,792
		1,375,026
Paper Manufacturing – 0.68%
Boise, Inc. (a)	19,978	122,665
Buckeye Technologies, Inc. (a)	10,038	121,661
Domtar Corp. (a)	1,957	119,768
		364,094
Petroleum and Coal Products Manufacturing – 2.31%
Exxon Mobil Corp.	20,356	1,230,724

Plastics and Rubber Products Manufacturing – 0.13%
Armstrong World Industries, Inc. (a)	1,812	67,932

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Primary Metal Manufacturing – 1.13%
Century Aluminum Co. (a)	9,860	$103,628
Gibraltar Industries, Inc. (a)	9,855	129,298
Precision Castparts Corp.	3,169	369,822
		602,748
Professional, Scientific, and Technical Services – 3.09%
Bowne & Co., Inc.	14,463	160,105
Cambrex Corp. (a)	30,080	125,434
Celgene Corp. (a)	5,791	305,533
Human Genome Sciences, Inc. (a)	2,847	70,492
Kendle International, Inc. (a)	7,446	104,989
Mastercard, Inc.	1,035	208,832
ModusLink Global Solutions Inc. (a)	14,882	113,698
Priceline.com, Inc. (a)	855	163,442
Salesforce.com, Inc. (a)	2,003	173,319
SFN Group, Inc. (a)	16,565	126,888
StarTek, Inc. (a)	21,298	95,841
		1,648,573
Publishing Industries (except Internet) – 6.67%
EW Scripps Co. (a)	14,503	128,061
Microsoft Corp.	78,311	2,020,424
Multimedia Games, Inc. (a)	31,220	143,924
Oracle Corp.	55,989	1,263,672
		3,556,081
Rail Transportation – 0.33%
Kansas City Southern (a)	4,656	177,720

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.48%
American Capital Ltd.	23,135	123,310
IntercontinentalExchange, Inc. (a)	1,126	130,762
		254,072
Sporting Goods, Hobby, Book, and Music Stores – 0.49%
Borders Group, Inc. (a)	133,276	262,554

Support Activities for Mining – 0.67%
Parker Drilling Co. (a)	24,883	119,687
Rowan Companies, Inc. (a)	9,579	237,176
		356,863
Textile Mills – 0.25%
Unifi, Inc. (a)	33,725	133,214

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Transportation Equipment Manufacturing – 3.71%
Federal-Mogul Corp. (a)	6,892	$118,956
Standard Motor Products, Inc.	12,826	107,354
United Technologies Corp.	25,983	1,750,734
		1,977,044
Utilities – 1.78%
Headwaters, Inc. (a)	27,251	107,642
Integrys Energy Group, Inc.	18,646	843,172
		950,814
Water Transportation – 0.26%
Royal Caribbean Cruises Ltd. (a)	4,709	136,561

Wood Product Manufacturing – 0.35%
Louisiana Pacific Corp. (a)	21,973	186,770
Total Common Stocks (Cost $52,875,706)		50,580,341

REAL ESTATE INVESTMENT TRUSTS – 2.41%
Alexandria Real Estate Equities Inc.	1,303	85,451
Ashford Hospitality Trust, Inc. (a)	18,080	143,736
CapLease, Inc.	24,026	122,773
Cedar Shopping Centers, Inc.	15,879	109,089
Developers Diversified Realty Co.	10,717	122,602
iStar Financial, Inc. (a)	31,149	189,074
RAIT Financial Trust (a)	58,916	147,879
Resource Capital Corp.	18,506	103,819
U-Store-It Trust	16,893	138,860
Walter Investment Management Corp.	7,616	124,141
Total Real Estate Investment Trusts (Cost $1,135,114)		1,287,424

INVESTMENT COMPANIES – 0.93%
Apollo Investment Corp.	9,903	103,288
Ares Capital Corp.	8,209	111,150
Gladstone Capital Corp.	13,667	154,027
MCG Capital Corp.	23,488	128,010
Total Investment Companies (Cost $534,340)		496,475

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 0.88%
Money Market Funds – 0.88%
Evergreen Institutional U.S. Government Money Market Fund	$468,923	$468,923
Total Short-Term Investments (Cost $468,923)		468,923
Total Investments (Cost $55,014,083) – 99.05%		52,833,163
Other Assets in Excess of Liabilities – 0.95%		506,275
TOTAL NET ASSETS – 100.00%		$53,339,438

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Statement of Assets and Liabilities

May 31, 2010 (Unaudited)

Assets
Investments, at value (cost $55,014,083)	$52,833,163
Cash	4,529
Dividends and interest receivable	123,639
Receivable from Fund shares sold	665,444
Other assets	13,757
Total Assets	53,640,532

Liabilities
Payable from Fund shares redeemed	208,763
Payable to the Adviser	59,941
Payable to affiliates	14,054
Accrued expenses and other liabilities	18,336
Total Liabilities	301,094
Net Assets	$53,339,438

Net Assets Consist Of:
Paid-in capital	$55,138,099
Accumulated net investment income	108,678
Accumulated net realized gain	273,581
Net unrealized appreciation on investments	(2,180,920)
Net Assets	$53,339,438

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5,517,750

Net asset value, redemption price and offering price per share(1)	$9.67

(1)	If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Statement of Operations

For the Period Ended May 31, 2010(1)

Investment Income
Dividend income(2)	$358,086
Interest income	606
Total Investment Income	358,692

Expenses
Advisory fees	171,730
Administration fees	16,570
Audit and tax fees	11,576
Transfer agent fees and expenses	11,094
Fund accounting fees	10,912
Federal and state registration fees	9,602
Chief Compliance Officer fees and expenses	5,285
Custody fees	4,598
Legal fees	4,077
Reports to shareholders	2,718
Trustees’ fees and related expenses	1,319
Other expenses	533
Total Expenses	250,014

Net Investment Income	108,678

Realized and Unrealized Gain (Loss) on Investments
Net realized gain from investments	273,581
Change in net unrealized appreciation (depreciation) on investments:	(2,180,920)
Net Realized and Unrealized Loss on Investments	(1,907,339)
Net Decrease in Net Assets from Operations	$(1,798,661)

(1)	The Fund commenced operations on December 31, 2009.
(2)	Net of foreign taxes withheld of $35.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Statement of Changes in Net Assets

Period Ended
May 31, 2010(1)
(Unaudited)
From Operations
Net investment income	$108,678
Net realized gain from investments	273,581
Net change in unrealized appreciation (depreciation) on investments	(2,180,920)
Net decrease in net assets from operations	(1,798,661)

From Capital Share Transactions
Proceeds from shares sold	58,744,512
Costs for shares redeemed*	(3,606,413)
Net increase in net assets from capital share transactions	55,138,099

Total Increase in Net Assets	53,339,438

Net Assets
Beginning of period	—
End of period	$53,339,438

Accumulated Net Investment Income	$108,678

*Net of Redemption fees of	$657

(1)	The Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2010(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.02
Net realized and unrealized loss on investments	(0.35)
Total from investment operations	(0.33)
Paid-in capital from redemption fees(3) (Note 2)	—
Net Asset Value, End of Period	$9.67

Total Return(4)	(3.30%)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$53,339
Ratio of expenses to average net assets(5)	1.24%
Ratio of net investment income to average net assets(5)	0.54%
Portfolio turnover rate(4)	41.67%

(1)	The Fund commenced operations on December 31, 2009.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements
May 31, 2010 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Multi-Factor Growth Equity Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund commenced operations on December 31, 2009.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

The Fund has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Manufacturing	$26,614,291	$—	$—	$26,614,291
Information	5,987,629	—	—	5,987,629
Finance and Insurance	4,423,348	—	—	4,423,348
Retail Trade	4,902,872	—	—	4,902,872
Accommodation and Food Services	2,505,006	—	—	2,505,006
Professional, Scientific, and Technical Services	1,648,573	—	—	1,648,573
Utilities	950,813	—	—	950,813
Mining	758,847	—	—	758,847
Transportation and Warehousing	838,621	—	—	838,621
Wholesale Trade	807,183	—	—	807,183
Investment Companies	496,475	—	—	496,475
Construction	572,072	—	—	572,072
Educational Services	354,720	—	—	354,720
Health Care and Social Assistance	113,066	—	—	113,066
Real Estate Investment Trusts	1,287,424	—	—	1,287,424
Administrative Support, Waste Management	103,300	—	—	103,300
Total Equity	52,364,240	—	—	52,364,240
Short-Term Investments	468,923	—	—	468,923
Total Investments in Securities	$52,833,163	$—	$—	$52,833,163

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” (“Disclosures about Derivatives”) was issued and is effective for interim and annual periods beginning after November 15, 2008.  Disclosures about Derivatives is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has evaluated Disclosures about Derivatives and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the period presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. The Fund retained redemption fees of $35 during the period.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, which became effective on December 31, 2009, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.85% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses through December 31, 2012 at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.25% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

(5)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
May 31, 2010(1)
Shares sold	5,876,794
Shares redeemed	(359,044)
Net increase	5,517,750

(1)	The Fund commenced operations on December 31, 2009.

(6)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Fund for the period ended May 31, 2010, are listed below. The Fund did not have any purchases or sales of long-term U.S. Government securities.

Purchases	$72,434,257
Sales	$18,162,678

(7)	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Fund’s financial statement disclosures.

Gerstein Fisher Multi-Factor Growth Equity Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 23, 2009 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Gerstein Fisher Multi-Factor Growth Equity Fund (the “Fund”), a series of the Trust, and Gerstein Fisher & Associates, Inc., the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.

Mr. Gregg Fisher, who serves as the Fund’s portfolio manager, attended a meeting of the Trustees held on August 26, 2009, and provided information concerning the Adviser’s quantitative approach for selecting investments in equity securities for the Fund, using a model that combines fundamental factors, statistical factors and macroeconomic factors.  Mr. Fisher also discussed his background and the Adviser’s operations and staff and provided information concerning the Adviser’s marketing efforts and the person who would lead those efforts.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. Fisher and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the Trust’s Due Diligence Questionnaire as well as other information provided by the Adviser

Gerstein Fisher Multi-Factor Growth Equity Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

and forwarded to the Trustees.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by Mr. Fisher regarding the Adviser’s investment process and its proprietary model that uses quantitative analysis to select investments.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.  INVESTMENT PERFORMANCE OF THE ADVISER.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Fisher’s presentation to them on August 26, 2009, during which Mr. Fisher provided information concerning the founding of the Adviser and his investment management experience.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, including Mr. Fisher, as presented at the August 26, 2009 meeting and set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.  COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Trustees considered the cost of services and the structure of the Adviser’s fees.  The Trustees considered the cost structure of the Fund relative to its peer group of multi-cap growth funds based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Trustees noted that the Fund’s contractual management fee of 0.85% was higher than the industry average of 0.688% for similar funds, but was reasonable in light of the multi-layered quantitative investment strategy that the Adviser intended to employ for the Fund, and also due to the fact that the Adviser had agreed to waive its management fees and/or reimburse Fund expenses so that the Fund’s total expense ratio does not exceed 1.25% of the Fund’s average annual assets, for at least an initial three-year period.  The Fund’s projected total expense ratio of 1.25% fell within the second quartile of its peer group multi-cap growth funds.  The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

Gerstein Fisher Multi-Factor Growth Equity Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.  BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees examined the allocation of brokerage by the Adviser with respect to the Fund, noting that the Adviser does not currently obtain brokerage or research services through the allocation of brokerage.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

Gerstein Fisher Multi-Factor Growth Equity Fund
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	23	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	Marquette University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	23	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

Gerstein Fisher Multi-Factor Growth Equity Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Managing Director,	23	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and
Age: 66		2009	Chief Compliance
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–present); Vice
President, Secretary,
Treasurer and CCO
of Granum Series
Trust (an open-end
investment company)
1997–2007); President,
CAO and CCO,
Granum Securities,
LLC (a broker-dealer)
(1997–2007).

Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	23	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 52	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	Sept. 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Gerstein Fisher Multi-Factor Growth Equity Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer and	January 23,	Officer, U.S.
Age: 50	Anti-Money	2009 (CCO);	Bancorp Fund
	Laundering	Since	Services, LLC
	Officer	January 18,	(2008–present);
		2010 (AML	Attorney, Investment
		Officer)	Management,
Quarles & Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	and Legal
Milwaukee, WI 53202		November 15,	Compliance Officer,
Age: 30		2005	U.S. Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 36		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser, the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 800-473-1155. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s initial proxy voting record for the period ended June 30, 2010, will be available without charge, either upon request by calling the Fund toll free at 800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

GERSTEIN FISHER MULTI-FACTOR GROWTH EQUITY FUND

Investment Adviser	Gerstein, Fisher & Associates, Inc.
100 William Street, Suite 1825
New York, New York 10038

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) _/s/ Joseph Neuberger______________
Joseph Neuberger, President

Date                         8/6/2010______________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Joseph Neuberger______________
Joseph Neuberger, President

Date                         8/6/2010______________________

By (Signature and Title)  _/s/ John Buckel__________________
John Buckel, Treasurer

Date                         8/6/2010______________________